Average Annual Total Returns (Vanguard Market Neutral Fund)	12 Months Ended
Dec. 31, 2013
Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.59%
Five Years	0.23%
Ten Years	2.42%
Inception Date	Nov. 11, 1998
Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.66%
Five Years	0.32%
Ten Years	2.59%
Inception Date	Oct. 19, 1998
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.59%
Five Years	0.21%
Ten Years	1.87%
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.65%
Five Years	0.29%
Ten Years	2.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.87%
Five Years	0.18%
Ten Years	1.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.90%
Five Years	0.26%
Ten Years	1.94%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.05%
Five Years	0.09%
Ten Years	1.58%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.05%
Five Years	0.09%
Ten Years	1.58%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.09%
Five Years	2.01%
Ten Years	1.69%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.09%
Five Years	2.01%
Ten Years	1.69%